PREPAYMENTS - THIRD PARTIES	6 Months Ended
Jun. 30, 2024
PREPAYMENTS - THIRD PARTIES
PREPAYMENTS - THIRD PARTIES

5.PREPAYMENTS – THIRD PARTIES

Prepayments – third parties consist of the following:

	June 30,	December 31,
	2024	2023
Prepayments to third party medias	$1,297,334	$1,540,597
Less: provision for doubtful accounts	(578,824)	(581,462)
	$718,510	$959,135

Provision for doubtful accounts of prepayments was $10,825 and $164,953 for the six months ended June 30, 2024 and 2023, respectively. For the six months ended June 30, 2024 and 2023, the Company also wrote off prepayments of $nil and $1,443,356 because the management assessed the vendor would no long provide service. Movement of allowance for doubtful prepayments was as follows:

	June 30,	June 30,
	2024	2023
Balance at beginning of the period	$581,462	$2,153,390
Charge to expenses	10,825	164,953
Writing off prepayments	—	(1,443,356)
Foreign exchange income	(13,463)	(48,210)
Balance at end of the period	$578,824	$826,777